BONDS AND NOTES ISSUED	12 Months Ended
Dec. 31, 2025
BONDS AND NOTES ISSUED [Abstract]
BONDS AND NOTES ISSUED	BONDS AND NOTES ISSUED
a)    This item consists of the following:

			2025			2024
	Annual interest rate	Interest payment	Maturity	Issued amount	Carrying amount	Maturity	Issued amount	Carrying amount
	%			(000)	S/(000)		(000)	S/(000)
Senior notes - BCP (i)	5.85	Semi-annual	January 2029	US$500,000	1,666,865	January 2029	US$500,000	1,862,468
Senior notes - BCP (i)	7.85	Semi-annual	January 2029	S/1,150,000	1,132,782	January 2029	S/1,150,000	1,150,000
Senior notes - BCP	5.05	Semi-annual	June 2027	US$30,000	100,646	June 2027	US$30,000	112,471
Senior notes - EPS (ii)	6.59	Semi-annual	September 2037	S/130,000	82,991	-	-	-
Senior notes - BCP (iii)	0.97	Semi-annual	-	-	-	November 2025	¥3,000,000	71,796
Senior notes - BCP (iv)	2.70	Semi-annual	-	-	-	January 2025	US$700,000	2,604,249
Senior notes - Credicorp Ltd. (v)	2.75	Semi-annual	-	-	-	June 2025	US$500,000	1,810,391
Corporate bonds -
First program
First issuance (Series A) - Mibanco Colombia	9.00	Quarterly	-	-	-	January 2025	$112,500	22,441
First issuance (Series Unica) - Banco de Credito de Bolivia (vi)	6.40	Semi-annual	April 2037	Bs85,000	33,974	-	-	-
					3,017,258			7,633,816

			2025			2024
	Annual interest rate	Interest payment	Maturity	Issued amount	Carrying amount	Maturity	Issued amount	Carrying amount
	%			(000)	S/(000)		(000)	S/(000)
Subordinated bonds -
Subordinated bonds - BCP (vii)	6.45	Semi-annual	July 2035	US$750,000	2,505,546	-	-	-
Subordinated bonds - BCP (viii)	5.80	Semi-annual	March 2035	US$600,000	2,003,766	March 2035	US$600,000	2,241,242
Subordinated bonds - BCP (ix)	3.25	Semi-annual	September 2031	US$500,000	1,679,375	September 2031	US$500,000	1,872,212
Subordinated bonds - BCP (x)	5.65	Semi-annual	January 2037	US$500,000	1,665,644	-	-	-
Subordinated bonds - BCP (xi)	3.13	Semi-annual	-	-	-	July 2030	US$850,000	3,177,658

Second program
Second issuance (Series B) - Pacífico Seguros	8.00	Semi-annual	May 2033	US$60,000	201,780	May 2033	US$60,000	225,840
Second issuance (Series A) - Pacífico Seguros	4.41	Semi-annual	December 2030	US$50,000	153,105	December 2030	US$50,000	171,365
First issuance (Series B) - MiBanco	7.22	Semi-annual	-	-	-	June 2027	S/30,000	30,000

Third program
Issuance IV - Banco de Crédito de Bolivia	5.85	Semi-annual	February 2033	Bs120,810	48,250	February 2033	Bs120,810	63,707
Issuance III - Banco de Crédito de Bolivia	6.00	Semi-annual	August 2030	Bs100,000	40,032	August 2030	Bs100,000	52,268
Issuance I - Banco de Crédito de Bolivia	6.25	Semi-annual	August 2028	Bs70,000	16,895	August 2028	Bs70,000	36,146
Fourth program
Fourth issuance (Series B) - Pacífico Seguros (xii)	6.03	Semi-annual	December 2035	US$45,000	149,500	-	-	-
First issuance (Series A) - Mibanco	5.84	Semi-annual	March 2031	S/155,000	146,274	March 2031	S/155,000	146,274
Fifth program
First issuance (Serie B) - Mibanco (xiii)	7.00	Semi-annual	August 2035	S/127,552	127,552	-	-	-
First issuance (Series A) - Mibanco (xiv)	7.56	Semi-annual	March 2035	S/100,000	100,000	-	-	-
					8,837,719			8,016,712

Negotiable certificate of deposit - Mibanco Colombia	From 1.00 to 14.35	To maturity	January 2026 / December 2028	$1,691,813	1,602,002	January 2025 / October 2027	$1,343,411	1,254,245
Negotiable certificate of deposit - Mibanco	From 3.50 to 7.20	Annual	January 2026 / November 2029	S/278,630	278,630	January 2025 / September 2026	S/314,870	118,813
					13,735,609			17,023,586
Interest payable					289,926			244,857
Total					14,025,535			17,268,443
International issuances maintain certain operating and finance covenants, which, in Management’s opinion, the Group has complied with as of the dates of the consolidated statement of financial position.
(i) On January 11, 2024, the Bank carried out the issuance of Senior Notes under the Medium-Term Note Program for a total of US$500.0 million in U.S. Dollars, at a coupon rate of 5.85 percent, and S/1,150.0 million in soles, at a coupon rate of 7.85 percent; both issuances maturing in January 2029. Until December 11, 2028, the Bank may redeem all or part of the Senior Notes at a redemption price equal to the greater of (i) 100.0 percent of the principal amount of the Senior Notes, and (ii) the sum of the remaining cash flows discounted at a rate equal to the U.S. Treasury interest rate plus 30 basis points (for the U.S. Dollar issuance) and the interest rate of the Sovereign Bonds issued by the Government of Peru or another comparable security plus 30 basis points (for the sol issuance). The principal payment will take place on the maturity date of the Senior Notes or when the Bank executes their redemption. Beginning on December 11, 2028, the Bank may redeem all or part of the Notes at a redemption price equal to 100.0 percent of the aggregate principal amount of the Notes to be redeemed.
(ii) On September 28, 2017, Pacífico S.A. Entidad Prestadora de Salud carried out the issuance of Senior Notes for an amount of approximately S/130.0 million. These securities bear a fixed annual interest rate of 6.59 percent, with a maturity date of September 28, 2037.
(iii) As of December 31, 2024, the Bank maintained a cross-currency swap (CCS) with a notional amount of ¥3,000.0 million, equivalent to S/71.9 million, see Note 12(c), which was decomposed by risk variables into two cross-currency swaps (CCS) for the purpose of being designated as (i) a cash flow hedge of a fixed-rate yen-denominated bond, which was converted into soles through this swap, and (ii) a cash flow hedge of loan placements.
(iv) As of January 11, 2025, the bond was fully amortized. This instrument was issued in September 2019 under the Medium-Term Note Program for an amount of US$700.0 million, with a semiannual coupon rate of 2.70 percent per year, and a maturity date of January 2025.
As of December 31, 2024, the Bank maintained a cross-currency swap (CCS) with a notional amount of US$220.0 million, equivalent to S/828.1 million, see Note 12(c), which was designated as a partial cash flow hedge of a fixed-rate U.S. Dollar-denominated senior note; through this CCS, the senior note was economically converted into a fixed-rate sol-denominated instrument.
(v) As of June 17, 2025, the bond was fully amortized. This bond was issued in June 2020 under the Medium-Term Note Program for an amount of US$500.0 million, with a semiannual coupon rate of 2.75 percent per year and a maturity date of June 2025.
(vi) On June 26, 2025, Banco de Crédito de Bolivia issued a Corporate Bond under its First Program, Single Series, for Bs85.0 million at a semiannual coupon rate of 6.40 percent per year, with a maturity date of April 23, 2037. The principal will be paid at maturity or in the event of early redemption by the entity.
(vii)On April 30, 2025, the Bank issued Subordinated Notes under the Medium-Term Note Program for US$750.0 million at a semiannual coupon rate of 6.45 percent, maturing on July 30, 2035, denominated ‘6.45 percent Subordinated Fixed-to-Fixed Rate Notes Due 2035 (Callable 2030)’. Beginning on July 30, 2030, a fixed interest rate equal to the U.S. Treasury rate comparable to a 5-year maturity plus 248.6 basis points will be paid. Starting on April 30, 2030, the Bank may redeem all or part of the subordinated notes at a redemption price of 100.0 percent of the aggregate principal amount of the subordinated notes to be redeemed. Following that date, the Bank may redeem all or part of the subordinated notes at a redemption price equal to the greater of (1) 100.0 percent of the principal amount of the subordinated notes, and (2) the sum of the remaining cash flows discounted at a rate equal to the U.S. Treasury interest rate plus 40 basis points. The principal will be paid on the maturity date of the subordinated notes or when the Bank executes their redemption.
(viii)On September 10, 2024, the Bank issued Subordinated Notes under the Medium-Term Note Program for US$600.0 million at a semiannual coupon rate of 5.80 percent, maturing in March 2035, denominated ‘5.80 percent Subordinated Fixed-to-Fixed Rate Notes due 2035 (Callable 2030)’. Beginning on March 10, 2030, a fixed interest rate equal to the U.S. Treasury rate comparable to a 5-year maturity plus 224.0 basis points will be paid. Starting on March 30, 2030, the Bank may redeem all or part of the subordinated notes at a redemption price of 100.0 percent of the aggregate principal amount of the subordinated notes to be redeemed. Following that date, the Bank may redeem all or part of the subordinated notes at a redemption price equal to the greater of (1) 100.0 percent of the principal amount of the subordinated notes, and (2) the sum of the remaining cash flows discounted at a rate equal to the U.S. Treasury interest rate plus 35 basis points. The principal will be paid on the maturity date of the subordinated notes or when the Bank executes their redemption.
(ix) On March 30, 2021, the Bank issued Subordinated Notes under the Medium-Term Note Program for US$500.0 million at a semiannual coupon rate of 3.25 percent, maturing in September 2031, denominated ‘3.25 percent Subordinated Fixed-to-Fixed Rate Notes due 2031 (Callable 2026)’. Beginning on September 30, 2026, a fixed interest rate equal to the U.S. Treasury rate comparable to a 5-year maturity plus 245 basis points will be paid. On September 30, 2026, the Bank may redeem all or part of the subordinated notes at a redemption price equal to 100.0 percent of the aggregate principal amount of the subordinated notes to be redeemed. Following that date, the Bank may redeem all or part of the subordinated notes at a redemption price equal to the greater of (1) 100.0 percent of the principal amount of the subordinated notes, and (2) the sum of the remaining cash flows discounted at a rate equal to the U.S. Treasury interest rate plus 40 basis points. The principal will be paid on the maturity date of the subordinated notes or when the Bank executes their redemption.
(x) On October 15, 2025, the Bank issued Subordinated Notes under the Medium-Term Note Program for US$500 million at a semiannual coupon rate of 5.65 percent, maturing on January 15, 2037, denominated ‘5.65 percent Subordinated Fixed-to-Fixed Rate Notes Due 2037 (Callable 2032)’. Beginning on January 15, 2032, a fixed interest rate equal to the U.S. Treasury rate comparable to a 6-year maturity plus 196.1 basis points will be paid. From October 15, 2031 to January 15, 2032, the Bank may redeem all or part of the subordinated notes at a redemption price of 100.0 percent of the aggregate principal amount of the subordinated notes to be redeemed. Thereafter, the Bank may redeem all or part of the subordinated notes at a redemption price equal to the greater of (1) 100.0 percent of the principal amount of the subordinated notes, and (2) the sum of the remaining cash flows discounted at a rate equal to the U.S. Treasury interest rate plus 30 basis points. The principal will be paid on the maturity date of the subordinated notes or when the Bank executes their redemption.
(xi) Effective July 1, 2020, the Bank issued Subordinated Notes under the Medium-Term Note Program for US$850.0 million at a semiannual coupon rate of 3.13 percent, maturing in July 2030, denominated 3.13 percent Subordinated Fixed-to-Fixed Rate Notes due 2030 (Callable 2025)’. For this issuance, the Bank chose to exercise the early redemption option in accordance with the terms of these notes.
(xii)On December 19, 2025, Pacífico S.A. Entidad Prestadora de Salud issued Senior Notes for approximately US$45.0 million. These securities bear a fixed annual interest rate of 6.03 percent, with a maturity date of December 19, 2035.
(xiii)On August 20, 2025, Mibanco S.A. carried out the issuance under the Fifth Subordinated Bond Program, Series B, for S/127.6 million, at a semiannual coupon rate of 7.00 percent per year, with a maturity date of August 20, 2035. Payment will be made at maturity or in the event of early redemption by Mibanco S.A.
(xiv)On March 28, 2025, Mibanco S.A. carried out the issuance under the Fifth Subordinated Bond Program, Series A, for S/100.0 million, at a fixed annual interest rate of 7.56 percent, with a maturity date of March 28, 2035. The principal will be paid at maturity or in the event of early redemption by Mibanco S.A.
b)    The table below shows the bonds and notes issued, classified by maturity, without accrued interests:

	2025	2024
	S/(000)	S/(000)

Up to 3 months	109,837	2,709,847
From 3 months to 1 year	1,372,282	2,718,199
From 1 to 3 years	486,248	582,747
From 3 to 5 years	2,854,442	3,062,227
More than 5 years	8,912,800	7,950,566
Total	13,735,609	17,023,586